Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.72%
Aerospace & Defense–1.20%
Lockheed Martin Corp.	35,540	$13,468,594
Air Freight & Logistics–0.94%
United Parcel Service, Inc., Class B	73,833	10,540,399
Application Software–0.64%
nCino, Inc.(b)	5,761	455,695
Q2 Holdings, Inc.(b)	71,330	6,708,587
		7,164,282
Automotive Retail–1.17%
CarMax, Inc.(b)	135,279	13,118,005
Biotechnology–1.84%
Gilead Sciences, Inc.	100,520	6,989,155
Seattle Genetics, Inc.(b)	24,114	4,009,435
Vertex Pharmaceuticals, Inc.(b)	35,317	9,606,224
		20,604,814
Communications Equipment–0.98%
Motorola Solutions, Inc.	78,451	10,967,450
Construction Machinery & Heavy Trucks–0.45%
Wabtec Corp.	81,931	5,095,289
Consumer Finance–0.67%
Capital One Financial Corp.	117,240	7,479,912
Data Processing & Outsourced Services–3.32%
Fiserv, Inc.(b)	125,755	12,549,091
Mastercard, Inc., Class A	79,977	24,675,304
		37,224,395
Distillers & Vintners–0.87%
Constellation Brands, Inc., Class A	54,955	9,792,981
Diversified Banks–3.01%
JPMorgan Chase & Co.	350,217	33,844,971
Diversified Chemicals–0.93%
Eastman Chemical Co.	139,520	10,412,378
Electric Utilities–2.05%
Duke Energy Corp.	271,370	22,995,894
Environmental & Facilities Services–0.70%
Republic Services, Inc.	90,441	7,890,977
Financial Exchanges & Data–2.16%
CME Group, Inc., Class A	51,541	8,565,083
Intercontinental Exchange, Inc.	161,880	15,666,747
		24,231,830
Footwear–0.63%
NIKE, Inc., Class B	72,197	7,047,149
Gas Utilities–0.31%
Suburban Propane Partners L.P.	262,259	3,477,554
Shares		Value
Health Care Equipment–3.18%
Becton, Dickinson and Co.	57,660	$16,222,064
Boston Scientific Corp.(b)	270,800	10,444,756
Zimmer Biomet Holdings, Inc.	66,822	9,011,615
		35,678,435
Health Care Facilities–0.63%
HCA Healthcare, Inc.(b)	55,733	7,058,027
Health Care Services–1.42%
LHC Group, Inc.(b)	81,772	15,954,535
Health Care Supplies–0.37%
Quidel Corp.(b)	14,795	4,179,144
Home Improvement Retail–2.31%
Home Depot, Inc. (The)	97,560	25,901,204
Homebuilding–1.04%
D.R. Horton, Inc.	177,160	11,720,906
Household Products–1.93%
Procter & Gamble Co. (The)	165,068	21,643,716
Human Resource & Employment Services–0.51%
Korn Ferry	205,521	5,775,140
Hypermarkets & Super Centers–1.81%
Walmart, Inc.	157,050	20,322,270
Industrial Machinery–1.19%
Stanley Black & Decker, Inc.	86,911	13,325,195
Industrial REITs–2.46%
Prologis, Inc.	262,308	27,652,509
Insurance Brokers–1.10%
Arthur J. Gallagher & Co.	115,245	12,387,685
Integrated Oil & Gas–2.09%
Chevron Corp.	279,901	23,494,890
Integrated Telecommunication Services–2.27%
Verizon Communications, Inc.	442,670	25,444,672
Interactive Home Entertainment–2.13%
Zynga, Inc., Class A(b)	2,435,553	23,941,486
Interactive Media & Services–9.21%
Alphabet, Inc., Class A(b)	32,674	48,617,279
Facebook, Inc., Class A(b)	168,539	42,753,288
Snap, Inc., Class A(b)	538,660	12,076,757
		103,447,324
Internet & Direct Marketing Retail–5.18%
Amazon.com, Inc.(b)	18,377	58,157,324
IT Consulting & Other Services–0.68%
Perspecta, Inc.	358,806	7,678,448
Life & Health Insurance–0.94%
Prudential Financial, Inc.	167,135	10,591,345

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street All Cap Fund®

Shares		Value
Managed Health Care–1.96%
UnitedHealth Group, Inc.	72,698	$22,011,500
Office REITs–0.56%
Alexandria Real Estate Equities, Inc.	35,427	6,290,064
Office Services & Supplies–0.43%
ACCO Brands Corp.	737,363	4,807,607
Oil & Gas Refining & Marketing–0.49%
Valero Energy Corp.	98,578	5,543,041
Pharmaceuticals–4.84%
AstraZeneca PLC, ADR (United Kingdom)	309,658	17,272,723
Johnson & Johnson	161,610	23,556,274
Merck & Co., Inc.	169,018	13,562,004
		54,391,001
Property & Casualty Insurance–1.15%
Progressive Corp. (The)	143,034	12,921,692
Railroads–1.39%
Union Pacific Corp.	89,972	15,596,646
Regional Banks–1.37%
East West Bancorp, Inc.	140,585	4,872,676
Signature Bank	49,477	5,072,877
SVB Financial Group(b)	24,301	5,449,985
		15,395,538
Restaurants–1.22%
Starbucks Corp.	179,508	13,737,747
Semiconductor Equipment–1.59%
Applied Materials, Inc.	278,144	17,893,003
Semiconductors–6.77%
NVIDIA Corp.	90,566	38,453,418
QUALCOMM, Inc.	174,529	18,432,008
Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	150,269	$19,166,811
		76,052,237
Soft Drinks–1.61%
Coca-Cola Co. (The)	383,821	18,131,704
Specialized REITs–0.86%
EPR Properties(b)	124,289	3,558,394
Lamar Advertising Co., Class A	92,456	6,077,133
		9,635,527
Specialty Stores–1.02%
Tractor Supply Co.	80,363	11,471,015
Systems Software–7.17%
Microsoft Corp.	392,469	80,460,070
Technology Hardware, Storage & Peripherals–3.82%
Apple, Inc.	100,910	42,890,786
Trading Companies & Distributors–1.15%
Fastenal Co.	274,380	12,906,835
Total Common Stocks & Other Equity Interests (Cost $827,772,051)		1,119,847,142
Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	2,393,846	2,393,846
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	1,356,318	1,357,132
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	2,741,823	2,741,823
Total Money Market Funds (Cost $6,492,801)		6,492,801
TOTAL INVESTMENTS IN SECURITIES–100.30% (Cost $834,264,852)		1,126,339,943
OTHER ASSETS LESS LIABILITIES—(0.30)%		(3,386,181)
NET ASSETS–100.00%		$1,122,953,762
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,324,912	$108,978,580	$(119,909,646)	$-	$-	$2,393,846	$106,003
Invesco Liquid Assets Portfolio, Institutional Class	-	5,731,700	(4,374,553)	-	(15)	1,357,132	483
Invesco Treasury Portfolio, Institutional Class	-	12,918,434	(10,176,611)	-	-	2,741,823	507
Total	$13,324,912	$127,628,714	$(134,460,810)	$-	$(15)	$6,492,801	$106,993

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Main Street All Cap Fund® to Invesco Main Street All Cap Fund®.
Invesco Oppenheimer Main Street All Cap Fund®